NUVEEN SHORT INTERMEDIATE                                                 NUVEEN
INSURED UNIT TRUST 46                                                        913

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
RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 17, 1997
ESTIMATED CURRENT RETURN:
4.14 - 4.25%
ESTIMATED LONG-TERM RETURN:
3.72 - 4.11%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $6,000,000 in 60,000 units
Average Life    5.0 years
Call Protection There are no ordinary optional call dates
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.82 to $101.26 depending on the purchase amount
Cusip           6710A0 676 monthly payment plan
Numbers         6710A0 684 quarterly payment plan
                6710A0 692 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Arizona                13.8  %          California              8.4  %          Illinois               21.5  %
New Jersey              8.4             New York                9.3             Pennsylvania            9.3
South Carolina         13.3             Texas                   8.8             Washington              4.2
Wisconsin               3.0

MATURITY DATES (Descrtiption of Chart)
2001                                               47.3%
2002+                                              52.7%
There are no ordinary optional call dates

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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 BONDS THIS SHORT INTERMEDIATE INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  North Slope Borough, Alaska, General Obligation Bonds, Series 1996A, 0.00%               AAA   Aaa
              Due 6/30/01. (Original issue discount bonds delivered on or about February
              22, 1996 at a price of 79.001% of principal amount.)                        No Optional
                                                                                              Call
     410,000  Mohave Valley Elementary School District No. 16 of Mohave County, Arizona,               AAA   Aaa
              School Improvement Bonds, Project of 1996, Series 1997, 4.65% Due 7/1/02.
              (General Obligation Bonds.) (When issued.)                                  No Optional
                                                                                              Call
     400,000  Sahuarita Unified School District No. 30 of Pima County, Arizona, School                 AAA   Aaa
              Improvement Bonds, Project of 1995 Series B (1997), 4.50% Due 7/1/01.
              (General Obligation Bonds.) (When issued.)                                  No Optional
                                                                                              Call
     500,000  Alameda County Transportation Authority (California), Subordinated Sales                 AAA   Aaa
              Tax Revenue Bonds, Series 1997, 4.50% Due 11/1/01. (When issued.)           No Optional
                                                                                              Call
     600,000  City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds, 1996                    AAA   Aaa
              Series A, 5.50% Due 1/1/02.                                                 No Optional
                                                                                              Call
     500,000  Illinois Educational Facilities Authority, Revenue Refunding Bonds, DePaul               AAA   Aaa
              University, Series 1997, 5.00% Due 10/1/01. (When issued.)                  No Optional
                                                                                              Call
     500,000  County of Essex, New Jersey, General Obligation Refunding Bonds of 1996,                 AAA   Aaa
              Series A-1, 4.50% Due 11/15/01.                                             No Optional
                                                                                              Call
     500,000  Dormitory Authority of the State of New York, St. Joseph's Hospital Health               AAA   Aaa
              Center Insured Revenue Bonds, Series 1997, 5.00% Due 7/1/02. (When issued.)  No Optional
                                                                                              Call
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,                  AAA   Aaa
              Series 1993, 5.00% Due 6/15/02.                                             No Optional
                                                                                              Call
     650,000  South Carolina State Budget and Control Board, State Facilities Lease                    AAA   Aaa
              Revenue Bonds, Series 1997 (Columbia Mill Building), 5.50% Due 2/1/02.
              (When issued.)                                                              No Optional
                                                                                              Call
     500,000  Ector County Hospital District (Texas), Hospital Revenue Refunding Bonds,                AAA   Aaa
              Series 1997, 4.75% Due 4/15/02. (When issued.)                              No Optional
                                                                                              Call
     250,000  Everett School District No. 2, Snohomish County, Washington, Unlimited Tax               AAA   Aaa
              General Obligation Bonds, Series 1997, 4.50% Due 12/1/01. (When issued.)    No Optional
                                                                                              Call
     190,000  School District of Waukesha, Waukesha County, Wisconsin, General Obligation              AAA   Aaa
              Refunding Bonds, 4.20% Due 10/1/01.                                         No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $ 6,000,000  TOTAL          13 BONDS FROM 11 STATES.

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/16/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.82     3.00 %      4.14%   3.72%   4.17%   3.75%   4.19%   3.77 %
 500 / $50,000              102.61     2.80        4.15    3.76    4.18    3.79    4.20    3.81
 1,000 / $100,000           102.40     2.60        4.16    3.81    4.19    3.84    4.21    3.86
 2,500 / $250,000           102.14     2.35        4.17    3.85    4.20    3.88    4.22    3.90
 5,000 / $500,000           101.88     2.10        4.18    3.92    4.21    3.95    4.23    3.97
 10,000 / $1,000,000        101.62     1.85        4.19    3.97    4.22    4.00    4.24    4.02
 25,000 / $2,500,000        101.57     1.80        4.19    3.99    4.22    4.02    4.24    4.04
 50,000 / $5,000,000        101.26     1.50        4.20    4.06    4.23    4.09    4.25    4.11

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.14  % 5.75%   6.00%   6.47%   6.85%
         4.15    5.76    6.01    6.48    6.87
         4.16    5.78    6.03    6.50    6.89
         4.17    5.79    6.04    6.52    6.90
         4.18    5.81    6.06    6.53    6.92
         4.19    5.82    6.07    6.55    6.94
         4.19    5.82    6.07    6.55    6.94
         4.20    5.83    6.09    6.56    6.95

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .5200
 Monthly plan            4/15/97       .3546   $ 4.2556
 Quarterly plan          5/15/97       .7146
                         8/15/97      1.0719     4.2876
 Semi-annual plan        5/15/97       .7176
                        11/15/97      2.1528     4.3066
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.89 =  97.191
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/16/97)        interest
 97.191       X   $4.2556        =   $413.61
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)